Goodwill and Intangible Assets, Indefinite Life Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1,644.6	$ 1,542.4
Total intangible assets	2,872.7	2,741.5
Intangible asset, accumulated amortization	(169.3)	(110.7)
Total intangible assets	2,703.4	2,630.8
Crop Protection Brands
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	1,259.1	1,136.1
Brands
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	384.8	405.6
In-process research and development
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	0.7	$ 0.7
FMC Agricultural Solutions
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1,644.6